Average Annual Total Returns{- Fidelity Freedom Index 2065 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2065 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Since Inception		Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Since Inception		Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXXK2 Past 1 year	IXXK2 Since Inception
Total	15.88%	16.51%	[1]	15.31%	15.72%	[1]	9.64%	12.65%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019